ASSETS HELD FOR SALE AND INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2023
ASSETS HELD FOR SALE AND INVENTORIES, NET
Schedule of assets held for sale and inventories, net

The breakdown of inventories and assets held for sale, net of the Bank is as follows:

Assets held for sale and inventories	December 31, 2023	December 31, 2022
In millions of COP
Inventories, net	747,302	513,032
Assets held for sale, net	159,451	95,417
Total assets held for sale and inventories, net	906,753	608,449

Schedule of inventories, net

The Bank’s inventories at December 31, 2023 and 2022, are summarized as follows:

Inventories	December 31, 2023	December 31, 2022
In millions of COP
Lands and buildings	275,808	285,076
Vehicles(1)	469,949	220,522
Machinery and others	38,310	33,091
Total inventory cost	784,067	538,689
Impairment	(36,765)	(25,658)
Total inventories, net	747,302	513,031

(1) The increase is mainly due to the restitution of assets.

Schedule of assets held for sale by operating segment

As of December 31, 2023

	Banking	Banking	Banking	Banking
Assets held for sale	Colombia	Panama	El Salvador	Guatemala	Total
In millions of COP
Machinery and equipment	9,238	2,464	-	-	11,702
Cost	9,300	2,473	-	-	11,773
Impairment	(62)	(9)	-	-	(71)
Real estate for residential purposes	6,191	104,934	3,091	3,260	117,476
Cost	6,191	106,642	3,148	4,060	120,041
Impairment	-	(1,708)	(57)	(800)	(2,565)
Real estate different from residential properties	5,406	24,867	-	-	30,273
Cost	5,947	24,980	-	-	30,927
Impairment	(541)	(113)	-	-	(654)
Total assets held for sale - cost	21,438	134,095	3,148	4,060	162,741
Total assets held for sale - impairment	(603)	(1,830)	(57)	(800)	(3,290)
Total assets held for sale(1)	20,835	132,265	3,091	3,260	159,451
(1)	For 2023 there are no assets related to investments held for sale.

As of December 31, 2022

	Banking	Banking	Banking	Banking
Assets held for sale	Colombia	Panama	El Salvador	Guatemala	Total
In millions of COP
Machinery and equipment	5,090	4,828	-	-	9,918
Cost	5,160	4,870	-	-	10,030
Impairment	(70)	(42)	-	-	(112)
Real estate for residential purposes	7,928	52,331	1,559	1,465	63,283
Cost	7,967	54,181	1,616	1,880	65,644
Impairment	(39)	(1,850)	(57)	(415)	(2,361)
Real estate different from residential properties	10,868	11,348	-	-	22,216
Cost	11,178	11,348	-	-	22,526
Impairment	(310)	-	-	-	(310)
Total assets held for sale - cost	24,305	70,399	1,616	1,880	98,200
Total assets held for sale - impairment	(419)	(1,892)	(57)	(415)	(2,783)
Total assets held for sale(1)	23,886	68,507	1,559	1,465	95,417
(1)	For 2022 there are no assets related to investments held for sale.